Subsequent Events (Details) ¥ in Thousands, $ in Thousands	Dec. 10, 2025 CNY (¥)	Dec. 10, 2025 USD ($)	Nov. 24, 2025 CNY (¥)	Nov. 24, 2025 USD ($)	Sep. 21, 2025 CNY (¥)	Sep. 21, 2025 USD ($)	Aug. 28, 2025 CNY (¥)	Aug. 28, 2025 USD ($)	Aug. 01, 2025 CNY (¥)	Aug. 01, 2025 USD ($)	Dec. 10, 2025 USD ($)	Oct. 20, 2025 CNY (¥)	Oct. 20, 2025 USD ($)	Sep. 08, 2025 CNY (¥)	Sep. 08, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Jul. 31, 2025 USD ($)
Subsequent Event [Member] | Industrial Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Loan amount																¥ 5,000	$ 698
Interest rate									4.30%	4.30%						4.20%	4.20%
Repaid amount									¥ 5,000	$ 698
Forecast [Member] | Industrial Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Loan amount	¥ 8,000										$ 1,117
Interest rate	4.10%				4.00%	4.00%					4.10%
Repaid amount	¥ 8,000	$ 1,117			¥ 100	$ 14
Forecast [Member] | China Minsheng Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Loan amount														¥ 4,990	$ 697
Interest rate							3.85%	3.85%						3.85%	3.85%
Repaid amount							¥ 3,000	$ 419
Forecast [Member] | Industrial Bank Hong Kong Branch [Member]
Subsequent Events [Line Items]
Loan amount												¥ 10,568	$ 1,475
Interest rate			3.15%	3.15%								2.89%	2.89%
Repaid amount			¥ 20,222	$ 2,823
Forecast [Member] | China Minsheng Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Interest rate							3.85%	3.85%
Repaid amount							¥ 1,990	$ 278
Forecast [Member] | Industrial Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Interest rate	4.30%										4.30%